Debt Instruments - Impairment Losses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loans and receivables, category
Debt Instruments
Net impairment losses charged to income for the period		€ 9,241	€ 9,557
Financial assets at amortised cost, category
Debt Instruments
Net impairment losses charged to income for the period	€ 8,986
Debt instruments
Debt Instruments
Impairment at beginning of year	(199,351)	(191,312)
Impairment at end of year	(191,124)	(199,351)	(191,312)
Debt instruments | Accumulated impairment
Debt Instruments
Impairment at beginning of year	730	498	291
Net impairment losses charged to income for the period	43	348	380
Impairment losses charged to income	138	386	423
Impairment losses reversed with a credit to income	(95)	(38)	(43)
Exchange differences and other	112	116	172
Impairment at end of year	635	730	498
Debt instruments | Accumulated impairment | Next 12 months | Financial instruments not credit-impaired [member]
Debt Instruments
Impairment at end of year	30
Debt instruments | Accumulated impairment | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Debt Instruments
Impairment at end of year	596
Debt instruments | Accumulated impairment | Lifetime Expected Credit Losses | Financial instruments not credit-impaired [member]
Debt Instruments
Impairment at end of year	9
Debt instruments | Accumulated impairment | European Union
Debt Instruments
Impairment at beginning of year	30	40
Impairment at end of year	22	30	40
Debt instruments | Accumulated impairment | Latin America
Debt Instruments
Impairment at beginning of year	700	458
Impairment at end of year	613	700	458
Debt instruments | Loans and receivables, category
Debt Instruments
Impairment losses charged to income		348	405
Impairment losses reversed with a credit to income		(1,620)	(1,582)
Debt instruments | Loans and receivables, category | Accumulated impairment
Debt Instruments
Net impairment losses charged to income for the period		€ 348	405
Debt instruments | Financial assets at amortised cost, category
Debt Instruments
Impairment losses charged to income	43
Impairment losses reversed with a credit to income	(1,558)
Debt instruments | Financial assets at amortised cost, category | Accumulated impairment
Debt Instruments
Net impairment losses charged to income for the period	€ 43
Debt instruments | Financial assets available for sale, category | Accumulated impairment
Debt Instruments
Net impairment losses charged to income for the period			€ (25)